Condensed Consolidated Balance Sheet (USD $)	Jul. 31, 2011	Oct. 31, 2010
ASSETS
Cash	$ 3,570	$ (7,876)
Inventories	90,904	90,904
Prepaid expenses	1,220	86,868
Total current assets	95,694	177,772
Fixed assets, net	4,278	17,881
Total assets	99,972	195,653
LIABILITIES AND STOCKHOLDERS' DEFICIT
Bank overdraft	0	7,876
Notes payable to stockholder	671,000	696,000
Convertible notes payable, net of unamortized discount of $72,055 and $44,902 in 2011 and 2010, respectively	176,213	42,598
Trade accounts payable	639,130	548,174
Accounts payable to officers and directors	312,485	173,243
Accrued payroll	243,301	193,056
Other accrued expenses	126,349	82,083
Total current liabilities	2,168,478	1,743,030
Long term liabilities:
Convertible notes payable, net of unamortized discount of $0 and $55,138 in 2011 and 2010, respectively	0	84,727
Redeemable convertible preferred stock, $0.01 par value; 2,600,000 shares authorized, issued and outstanding at July 31, 2011 and October 31, 2010	26,000	26,000
Total long term liabilities	26,000	110,727
Total liabilities	2,194,478	1,853,757
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.01 par value; 500,000,000 shares authorized; 352,538,521 and 177,941,922 shares issued and outstanding at July 31, 2011 and October 31, 2010, respectively	3,525,385	1,779,429
Additional paid-in capital	38,094,435	39,228,850
Accumulated deficit from previous operating activities	(27,809,201)	(27,809,201)
Deficit accumulated during the development stage	(15,905,125)	(14,857,182)
Total stockholders' deficit	(2,094,506)	(1,658,104)
Total liabilities and stockholders' deficit	$ 99,972	$ 195,653